Long-term Investments accounted for using the equity method - Financial Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
Investments
Current assets	€ 1,100,940	€ 658,844	[1]
Non-current assets	1,134,221	803,493	[1]
Current liabilities	324,516	208,459	[1]
Non-current liabilities	532,960	529,422	[1]
Revenues from 01 Jan to 31 Dec	618,034	500,924	[1]	€ 446,437
Net result from 01 Jan to 31 Dec	215,510	6,278	[1]	€ 37,312
Exscientia Ltd.
Investments
Current assets		75,882
Non-current assets		11,306
Current liabilities		20,854
Revenues from 01 Jan to 31 Dec		10,786
Net result from 01 Jan to 31 Dec		(21,935)
Prior year adjustment to net result		2,165
Breakpoint Therapeutics GmbH
Investments
Current assets	18,501	4,229
Non-current assets	2	4
Current liabilities	719	664
Net result from 01 Jan to 31 Dec	(8,283)	(8,231)
NephThera GmbH
Investments
Current assets	8,013	3,683
Non-current assets	10
Current liabilities	525	413
Net result from 01 Jan to 31 Dec	€ (5,769)	€ (6,755)

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”